Amounts Receivable and Prepaids (Tables)	9 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of amounts receivable and prepaids [Table Text Block]
	December 31, 2024	March 31, 2024
Sales tax receivable **	$9,086	$6,818
Prepaid expenses and other receivables	6,883	7,667
Receivable on sale of subsidiary*	1,816	1,816
Amounts receivable and prepaids (gross)	$17,785	$16,301

Provision and liability on sales tax receivable, opening	$(6,777)	$-
Additions	(310)	(6,777)
Recovery and reversal	1,269	-
Foreign exchange	(287)	-
Provision on sales tax receivable	$(6,105)	$(6,777)
Less: current portion for receivables and prepaids	(8,910)	(6,929)
Long term portion	$2,770	$2,595